COMMITMENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS
NOTE 2 - COMMITMENTS:

a.
Under the terms of the First Agreement with Hadasit (note 1a above), the Company retained Hadasit to provide consulting and clinical trial services. As remuneration for the services provided under the agreement, Hadasit is entitled to $200,000. The primary researcher for Hadasit is Dr. Miriam Kidron, a director and officer of the Company. The funds paid to Hadasit under the agreement are deposited by Hadasit into a research fund managed by Dr. Kidron. Pursuant to the general policy of Hadasit with respect to its research funds, Dr. Kidron receives from Hadasit a management fee in the rate of 10% of all the funds deposited into this research fund. The total amount paid to Dr. Kidron out of this fund was $10,214.

On January 7, 2009, the Company entered into a second agreement with Hadasit (the "Second Agreement") which confirms that Hadasit has conveyed, transferred and assigned all of its ownership rights in the patents acquired under the First Agreement to the Company, and certain other patents filed by the Company after the First Agreement as a result of the collaboration between the Company and Hadasit.

On July 8, 2009, the Subsidiary entered into a third agreement with Hadasit, Prof. Itamar Raz and Dr. Miriam Kidron the "Third Agreement"), to retain consulting and clinical trial services from Hadasit. According to the Third Agreement, Hadasit was entitled to total consideration of $400,000 to be paid by Oramed. $200,000 of this amount was agreed in the terms of the First Agreement, and the remaining of $200,000 was paid in accordance with the actual progress of the study. The total amount was paid through May 31, 2011.

On September 11, 2011, the Subsidiary entered into a fourth agreement with Hadasit, Dr. Miriam Kidron and Dr. Daniel Schurr (the "Fourth Agreement"), to retain consulting and clinical trial services. According to the Fourth Agreement, Hadasit will be entitled to consideration of $200,000 to be paid by the Company in accordance with the actual progress of the study, none of which was recognized or paid through November 30, 2012.

b.
On March 18, 2012, the Subsidiary entered into a lease agreement for its office facilities in Israel. The lease agreement is for a period of 57 months commencing January 1, 2012. The monthly lease payment will be NIS 3,400 in 2012, NIS 4,225 in 2013 and NIS 5,610 from 2014 onwards, and will be linked to the increase in the Israeli consumer price index (as of November 30, 2012, the monthly payment in the Company's functional currency is $892, the future annual lease payments under the agreement will be $12,441 in 2013, $16,215 in 2013 and $17,669 from 2014 onwards). As security for its obligation under this lease agreement the Company provided a bank guarantee in an amount equal to three monthly lease payments.

c.
On April 21, 2009, the Subsidiary entered into a consulting service agreement with  ADRES Advanced Regulatory Services Ltd. ("ADRES") (the "Original Agreement") pursuant to which ADRES will provide consulting services relating to quality assurance and regulatory processes and procedures in order to assist the Subsidiary in submission of a U.S. Investigational New Drug ("IND") according to the U.S. Food and Drug Administration (the "FDA") regulations. In consideration for the services provided under the agreement, ADRES will be entitled to total cash compensation of $211,000, of which the amount of $110,000 was to be paid as a monthly fixed fee of $10,000 each month for 11 months commencing May 2009, and the remaining $101,000 was to be paid based on achievement of certain milestones. $160,000 of the total amount was paid through November 30, 2011, $50,000 of which was paid for completing the first three milestones.

On February 26, 2012, the parties entered into an amendment agreement, according to which the Subsidiary paid the remaining $51,000 of the Original Agreement upon execution of the amendment agreement. In addition, beginning March 1, 2012 and until submission of the IND, the Subsidiary will pay ADRES a monthly fee of approximately $3,600. The Company recognized the $51,000 as an expense during the year ended August 31, 2012.

d.
On July 5, 2010, the Subsidiary of the Company entered into a Manufacturing Supply Agreement (MSA) with Sanofi-Aventis Deutschland GMBH ("sanofi-aventis"). According to the MSA, sanofi-aventis will supply the subsidiary with specified quantities of recombinant human insulin to be used for clinical trials in the USA.

e.
On February 15, 2011, the Subsidiary entered into a consulting agreement with a third party (the "Consultant") for a period of five years, pursuant to which the Consultant will provide consultation on scientific and clinical matters. The Consultant is entitled to a fixed monthly fee of $8,000, royalties of 8% of the net royalties actually received by the Subsidiary in respect of the patent that was sold to Entera Bio Ltd. ("Entera") on February 22, 2011 and an option to purchase up to 20,834 shares of common stock of the Company at an exercise price of $6.00 per share. The option vests in five annual installments commencing February 16, 2012 and expires on February 16, 2021. The initial fair value of the option on the date of grant was $62,185, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 78.65%; risk-free interest rates of 3.62%; and the remaining expected term of 10 years. The fair value of the option as of August 31, 2012 was $54,345, using the following assumptions: dividend yield of 0% and expected term of 8.5 years; expected volatility of 75.41%; and risk-free interest rate of 1.29%.  The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

f.
On December 12, 2011, the Subsidiary issued a purchase order to Swiss Caps AG ("Swiss Caps"), according to which, Swiss Caps will manufacture insulin capsules for total consideration of CHF 395,000 (approximately $426,000) of which CHF 340,000 (approximately $367,000) was paid and recognized through November 30, 2012.

g.
On February 15, 2012, the Company entered into an advisory agreement with a third party for a period of one year, pursuant to which such third party will provide investors relations services and will be entitled to a share based compensation as follows: 25,000 shares of common stock of the Company will be issued in six installments over the engagement period, commencing February 15, 2012, and a warrant to purchase 62,500 shares of common stock of the Company at an exercise price of $6.00 per share. The warrant vests in 12 monthly installments commencing February 15, 2012 and expires on February 15, 2017. The initial fair value of the option on the date of grant was $121,304, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.82%; risk-free interest rates of 0.81%; and the remaining expected term of 5 years.

On July 3, 2012, the Company and the third party entered into an amendment to the agreement, according to which the original agreement will be extended until July 3, 2013 (unless terminated earlier by one of the parties), and a new payment schedule was determined for the remainder of the share based compensation until July 3, 2013. The Company records expenses in respect of this warrant during the term of the services.

The fair value of the option as of November 30, 2012, was $105,455, using the following assumptions: dividend yield of 0% and expected term of 4.2 years; expected volatility of 74.64%; and risk-free interest rate of 0.55%. The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

h.
On September 27, 2012, the Subsidiary entered into a Master Services Agreement with Medpace, Inc. ("Medpace"), to retain it as a CRO, for its upcoming Phase 2 clinical trial for an oral insulin capsule, that is expected to start in the first calendar quarter of 2013 in the United States. As consideration for its services, the subsidiary will pay Medpace a total amount of approximately $3,500,000 that will be paid during the term of the engagement and based on achievement of certain milestones, none of which was recognized or paid through November 30, 2012.

i.	Grants from Bio-Jerusalem

The Subsidiary is committed to pay royalties to the Bio-Jerusalem fund on proceeds from future sales at a rate of 4% and up to 100% of the amount of the grant received by the Company (Israeli CPI linked) at the total amount of $65,053.  As of November 30, 2012, the Subsidiary had not yet realized any revenues and did not incur any royalty liability.

In the three months period ended November 30, 2012, the Company received $12,320 from the Bio-Jerusalem fund.

j.	Grants from the Office of the Chief Scientist ("OCS")

Under the terms of the Company's funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of annual interest at a rate based on LIBOR.

At the time the grants were received, successful development of the related projects was not assured. In case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.

On November 30, 2012, the Subsidiary had not yet realized any revenues from the said project and did not incur any royalty liability. The total amount that was actually received through November 30, 2012 was $1,332,374.

For the three months period ended November 30, 2012, the research and development expenses are presented net of OCS and Bio-Jerusalem fund Grants, in the total amount of $22,378.

NOTE 9 - COMMITMENTS:

a.
Under the terms of the First Agreement with Hadasit (note 1a above), the Company retained Hadasit to provide consulting and clinical trial services. As remuneration for the services provided under the agreement, Hadasit is entitled to $200,000. The primary researcher for Hadasit is Dr. Miriam Kidron, a director and officer of the Company. The funds paid to Hadasit under the agreement are deposited by Hadasit into a research fund managed by Dr. Kidron. Pursuant to the general policy of Hadasit with respect to its research funds, Dr. Kidron receives from Hadasit a management fee in the rate of 10% of all the funds deposited into this research fund. The total amount paid to Dr. Kidron out of this fund was $10,214.

On January 7, 2009, the Company entered into a second agreement with Hadasit (the "Second Agreement") which confirms that Hadasit has conveyed, transferred and assigned all of its ownership rights in the patents acquired under the First Agreement to the Company, and certain other patents filed by the Company after the First Agreement as a result of the collaboration between the Company and Hadasit.

On July 8, 2009, the Company entered into a third agreement with Hadasit, Prof. Itamar Raz and Dr. Miriam Kidron ("the Third Agreement"), to retain consulting and clinical trial services from Hadasit. According to the Third Agreement, Hadasit was entitled to total consideration of $400,000 to be paid by Oramed. $200,000 of this amount was agreed in the terms of the First Agreement, and the remaining of $200,000 was paid in accordance with the actual progress of the study. The total amount was paid through May 31, 2011.

On September 11, 2011, the Company entered into a fourth agreement with Hadasit, Dr. Miriam Kidron and Dr. Daniel Schurr (the "Fourth Agreement"), to retain consulting and clinical trial services. According to the Fourth Agreement, Hadasit will be entitled to consideration of $200,000 to be paid by the Company in accordance with the actual progress of the study. None of which was recognized or paid through August 31, 2012.

b.	The Subsidiary has entered into operating lease agreements for vehicles used by its employees for a period of 3 years.

The lease expenses for the years ended August 31, 2012 and 2011 were $29,543 and $37,144, respectively. The future lease payments under the lease agreement are $21,201, $8,237 and $686 for the years ending August 31, 2013, 2014 and 2015, respectively.

As security for its obligation under the lease agreements the Subsidiary deposited $7,840, which are classified as long term deposits.

c.
On March 18, 2012, the Subsidiary entered into a lease agreement for its office facilities in Israel. The lease agreement is for a period of 57 months commencing January 1, 2012. The monthly lease payment will be NIS 3,400 in 2012, NIS 4,225 in 2013 and NIS 5,610 from 2014 onwards, and will be linked to the increase in the Israeli consumer price index (as of August 31, 2012, the monthly payment in the Company's functional currency is $844, the future annual lease payments under the agreement will be $11,768 in 2013, $15,338 in 2013 and $16,713 from 2014 onwards).

As security for its obligation under this lease agreement the Company provided a bank guarantee in an amount equal to three monthly lease payments.

d.
On April 21, 2009, the Subsidiary entered into a consulting service agreement withADRES Advanced Regulatory Services Ltd. ("ADRES") (the "Original Agreement") pursuant to which ADRES will provide consulting services relating to quality assurance and regulatory processes and procedures in order to assist the Subsidiary in submission of a U.S. Investigational New Drug ("IND") according to the U.S. Food and Drug Administration (the "FDA") regulations. In consideration for the services provided under the agreement, ADRES will be entitled to total cash compensation of $211,000, of which the amount of $110,000 will be paid as a monthly fixed fee of $10,000 each month for 11 months commencing May 2009, and the remaining $101,000 will be paid based on achievement of certain milestones. $160,000 of the total amount was paid through November 30, 2011, $50,000 of which was paid for completing the first three milestones.

On February 26, 2012, the parties entered into an amendment agreement, according to which the Subsidiary paid the remaining $51,000 of the Original Agreement upon execution of the amendment agreement. In addition, beginning March 1, 2012 and until submission of the IND, the Subsidiary will pay ADRES a monthly fee of approximately $3,600. The Company recognized the $51,000 as an expense during 2012.

e.
On February 10, 2010, the Subsidiary entered into an agreement with Vetgenerics Research G. Ziv Ltd, a clinical research organization, to conduct a toxicology trial on its oral insulin capsules. The total cost estimated for the studies is €107,100 ($154,320) of which €89,923 ($129,570) was paid through August 31, 2012. The Company did not recognized any expense during 2012 with respect to said agreement.

f.
On February 15, 2011, the Subsidiary entered into a consulting agreement with a third party (the "Consultant") for a period of five years, pursuant to which the Consultant will provide consultation on scientific and clinical matters. The Consultant is entitled to a fixed monthly fee of $8,000, royalties of 8% of the net royalties actually received by the Subsidiary in respect of the patent that was sold to Entera on February 22, 2011 and an option to purchase up to 20,834 shares of common stock of the Company at an exercise price of $6.00 per share. The option vests in five annual installments commencing February 16, 2012 and expires on February 16, 2021. The initial fair value of the option on the date of grant was $62,185, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 78.65%; risk-free interest rates of 3.62%; and the remaining expected term of 10 years. The fair value of the option as of August 31, 2012 was $54,345, using the following assumptions: dividend yield of 0% and expected term of 8.5 years; expected volatility of 75.41%; and risk-free interest rate of 1.29%.  The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

g.
On June 22, 2011, the Subsidiary issued a purchase order to SAFC Pharma for producing one of its oral capsule ingredients in the amount of $600,000. During the year ended August 31, 2012, only a quantity valued at approximately $444,000 was supplied to the Subsidiary, of which $170,000 was paid through August 31, 2012, and the remaining is presented under accounts payable and accrued expenses.

h.
On December 12, 2011, the Subsidiary entered into a Supply Agreement with Swiss Caps AG ("Swiss Caps"), according to which, Swiss Caps will manufacture insulin capsules for total consideration of CHF 395,000 (approximately $411,000) of which CHF 340,000 (approximately $375,000) was paid and recognized through August 31, 2012.

i.
On February 15, 2012, the Company entered into an advisory agreement with a third party for a period of one year, pursuant to which such third party will provide investors relations services and will be entitled to a share based compensation as follows: 25,000 shares of common stock of the Company will be issued in six installments over the engagement period, commencing February 15, 2012, and a warrant to purchase 62,500 shares of common stock of the Company at an exercise price of $6.00 per share. The warrant vests in 12 monthly installments commencing February 15, 2012 and expires on February 15, 2017. The initial fair value of the option on the date of grant was $121,304, using the Black Scholes option-pricing model and was based on the following assumptions: dividend yield of 0% for all years; expected volatility of 76.82%; risk-free interest rates of 0.81%; and the remaining expected term of 5 years.

On July 3, 2012, the Company and the third party entered into an amendment to the agreement, according to which the original agreement will be extended until July 3, 2013 (unless terminated earlier by one of the parties), and a new payment schedule was determined for the remainder of the share based compensation until July 3, 2013. The Company records expenses in respect of this warrant during the term of the services.

The fair value of the option as of August 31, 2012, was $115,698, using the  following assumptions: dividend yield of 0% and expected term of 4.5 years; expected volatility of 75.41%; and risk-free interest rate of 0.52%. The fair value of the option granted is remeasured at each balance sheet reporting date and is recognized over the related service period using the straight-line method.

j.	Grants from Bio-Jerusalem

The Subsidiary is committed to pay royalties to the Bio-Jerusalem fund on proceeds from future sales at a rate of 4% and up to 100% of the amount of the grant received by the Company (Israeli CPI linked) at the total amount of $52,733.  As of August 31, 2012, the Subsidiary had not yet realized any revenues and did not incur any royalty liability.

During the year ended August 31, 2012 no grants were received from Bio-Jerusalem . For the period from inception on April 12, 2002   through August 31, 2012, the research and development expenses are presented net of Bio-Jerusalem grants, in the total amount of $52,733.

k.	Grants from the Chief Scientist Office ("OCS")

Under the terms of the Company's funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from a project so funded, up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of annual interest at a rate based on LIBOR.

At the time the grants were received, successful development of the related projects was not assured. In case of failure of a project that was partly financed as above, the Company is not obligated to pay any such royalties.

On August 31, 2012, the Subsidiary had not yet realized any revenues from the said project and did not incur any royalty liability. The total amount that was actually received through August 31, 2012 was $1,332,374.

For the years ended August 31, 2012, and 2011, and for the period from inception on April 12, 2002 through August 31, 2012, the research and development expenses are presented net of OCS Grants, in the total amount of $372,959, $296,995 and $1,415,557, respectively.